UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

            		FORM 13F

		FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 2003

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one.):  [   ] is a restatement.
					 [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 	Eagle Capital Management, L.L.C.
Address:	499 Park Avenue
		New York, New York 10022

13F File Number:	28-4988

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Ravenel B. Curry, III
Title:		Managing Director
Phone:		212-293-4006
Signature, Place, and Date of Signing:
    Ravenel B. Curry, III    New York, New York   July 7, 2003

Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT.

[    ]	13F NOTICE.

[    ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	51

Form 13F Information Table Value Total: $889,108,000

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Airgas Inc.                    COM              009363102      519    31000 SH       SOLE                    31000
Alleghany                      COM              017175100    19238   100720 SH       SOLE                   100720
Baker Hughes                   COM              057224107    33681  1003320 SH       SOLE                  1003320
Bank of N Y                    COM              064057102      690    24000 SH       SOLE                    24000
Berkley W R Corp               COM              084423102     2283    43317 SH       SOLE                    43317
Carmax Group                   COM              143130102    30083   997788 SH       SOLE                   997788
Cimarex Energy Co.             COM              171798101    16674   702071 SH       SOLE                   702071
Cisco Systems                  COM              17275R102      168    10000 SH       SOLE                    10000
Citigroup                      COM              172967101    29000   677578 SH       SOLE                   677578
Comcast Cl A Special           COM              20030N200    39390  1358734 SH       SOLE                  1358734
Comcast Corp.                  COM              20030N101     2852    94513 SH       SOLE                    94513
Comdisco                       COM              200336105        4    80000 SH       SOLE                    80000
Dell Computer                  COM              247025109    40765  1280298 SH       SOLE                  1280298
Equity Office Properties       COM              294741103     8870   328388 SH       SOLE                   328388
Equity Residential             COM              29476L107    30987  1194113 SH       SOLE                  1194113
Exxon Mobil                    COM              30231G102      815    22697 SH       SOLE                    22697
Family Dollar Stores           COM              307000109    16148   423273 SH       SOLE                   423273
Federal National Mortgage      COM              313586109      312     4628 SH       SOLE                     4628
Fidelity National Financial    COM              316326107    17975   584352 SH       SOLE                   584352
Helmerich & Payne              COM              423452101    16948   580395 SH       SOLE                   580395
Integrated Electrical Services COM              45811e103      160    22100 SH       SOLE                    22100
Keyspan Corporation            COM              49337w100    10178   287100 SH       SOLE                   287100
Kohls Corp                     COM              500255104      277     5400 SH       SOLE                     5400
L-3 Communications Holdings In COM              502424104     4158    95600 SH       SOLE                    95600
Lattice Semiconductor          COM              518415104       83    10010 SH       SOLE                    10010
Liberty Media Corporation New  COM              530718105    44989  3891751 SH       SOLE                  3891751
Nabors Industries              COM              G6359F103     1514    38300 SH       SOLE                    38300
National Instruments           COM              636518102    45241  1192122 SH       SOLE                  1192122
NeoMagic Corp.                 COM              640497103      250   161000 SH       SOLE                   161000
Newfield Exploration           COM              651290108    47939  1276675 SH       SOLE                  1276675
Noble Energy                   COM              655044105    49627  1312874 SH       SOLE                  1312874
Oxford Health                  COM              691471106    36786   875233 SH       SOLE                   875233
Pepsi Bottling Group Inc.      COM              713409100      226    11300 SH       SOLE                    11300
Progressive Corp.              COM              743315103    62302   852278 SH       SOLE                   852278
RFS Hotel Investors, Inc.      COM              74955J108      431    35000 SH       SOLE                    35000
Rogers Wireless Communications COM              775315104    15439   913571 SH       SOLE                   913571
Ryder System Inc.              COM              783549108      333    13000 SH       SOLE                    13000
Silicon Graphics               COM              827056102      114   100000 SH       SOLE                   100000
Symbol Technologies, Inc.      COM              871508107      198    15187 SH       SOLE                    15187
Synopsys                       COM              871607107    47737   770817 SH       SOLE                   770817
Talk America Holdings, Inc.    COM              87426R202      167    15000 SH       SOLE                    15000
Teradyne                       COM              880770102     7185   415051 SH       SOLE                   415051
Travelers B                    COM              89420G406     1077    68314 SH       SOLE                    68314
Travelers P&C                  COM              89420G109    34854  2192054 SH       SOLE                  2192054
UnitedHealth Group Inc.        COM              91324P102    60501  1204008 SH       SOLE                  1204008
Vodafone Group ADR             COM              92857W100     3191   162400 SH       SOLE                   162400
Wachovia                       COM              929903102     8045   201326 SH       SOLE                   201326
Waste Management Inc.          COM              94106L109    55389  2299256 SH       SOLE                  2299256
Westport Resources Corp        COM              961418100    24002  1055047 SH       SOLE                  1055047
White Mountains Insurance Grou COM              964126106     3713     9400 SH       SOLE                     9400
Willis Group Holdings Ltd.     COM              G96655108    15601   507356 SH       SOLE                   507356